BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
BEPC exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			172,203,342
Share issuance (in shares)			27,064
Share exchanges (in shares)	(4,743,000,000)	(6,033)	(8,084)	(9,642)
Remeasurement of liability (in shares)			0
Ending balance (in shares)	172,222,322		172,222,322
BEPC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			165
Share issuance (in shares)			0
Share exchanges (in shares)			0
Remeasurement of liability (in shares)			0
Ending balance (in shares)	165		165
BEPC exchangeable and BEPC class B shares ($ million)
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ 6,163
Share issuance			1
Share exchanges			0
Remeasurement of liability			(171)
Ending balance	$ 5,993		$ 5,993